Related parties transactions - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 08, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Cash and other compensation		$ 12,800	$ 12,500	$ 10,300
Contract manufacturing revenues from former parent	$ 47,000		47,000	0
Purchases from former parent	19,000		19,000	4,000
Services received, related party transactions	$ 40,000			$ 553,000
Dr. Arthur Cummings [Member]
Related party transactions [abstract]
Cash and other compensation		$ 54,809	$ 84,844